Carrying Amounts and Fair Value of Financial Instruments (Summary of the carrying value and estimated fair value of financial instruments) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Assets:
Cash and Cash Equivalents, at Carrying Value	$ 18,025,409	$ 12,536,311	$ 12,705,910	$ 10,319,624
Cash and Cash Equivalents	18,025,000	12,536,000
Certificates of Deposit with Other Banks	350,005	950,005
Certificates of Deposits with Other Banks	350,000	950,000
Investments	607,578,795	433,891,775
Investment and Mortgage-Backed Securities	608,530,000	434,451,000
Financing Receivable, after Allowance for Credit Loss	479,167,372	452,858,735
Loans Receivable, Net	481,450,000	450,796,000
Federal Home Loan Bank ("FHLB") Stock, at Cost	2,354,000	2,536,500
FHLB Stock	2,354,000	2,537,000
Financial Liabilities:
Checking, Savings, And Money Market Accounts	737,571,000	541,954,000
Deposits, Excluding Time Deposits	737,571,178	541,954,248
Certificate Accounts	181,487,000	229,363,000
Advances from Federal Home Loan Banks	35,000,000	38,138,000
Advances From FHLB	35,200,000	38,233,000
Other Borrowed Money	13,117,000	11,580,000
Subordinated Debt Obligations, Fair Value Disclosure	5,155,000	5,155,000
Senior Convertible Debentures		6,044,000
Certificate Accounts	180,525,057	229,453,234
Fair Value, Inputs, Level 1
Financial Assets:
Cash and Cash Equivalents	18,025,000	12,536,000
Certificates of Deposits with Other Banks	0	0
Investment and Mortgage-Backed Securities	0	0
Loans Receivable, Net	0	0
FHLB Stock	2,354,000	2,537,000
Financial Liabilities:
Checking, Savings, And Money Market Accounts	737,571,000	541,954,000
Certificate Accounts	0	0
Advances From FHLB	0	0
Other Borrowed Money	13,117,000	11,580,000
Subordinated Debt Obligations, Fair Value Disclosure	0	0
Senior Convertible Debentures		0
Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Cash and Cash Equivalents	0	0
Certificates of Deposits with Other Banks	350,000	950,000
Investment and Mortgage-Backed Securities	608,530,000	434,451,000
Loans Receivable, Net	0	0
FHLB Stock	0	0
Financial Liabilities:
Checking, Savings, And Money Market Accounts	0	0
Certificate Accounts	181,487,000	229,363,000
Advances From FHLB	35,200,000	38,233,000
Other Borrowed Money	0	0
Subordinated Debt Obligations, Fair Value Disclosure	5,155,000	5,155,000
Senior Convertible Debentures		6,044,000
Fair Value, Inputs, Level 3
Financial Assets:
Cash and Cash Equivalents	0	0
Certificates of Deposits with Other Banks	0	0
Investment and Mortgage-Backed Securities	0	0
Loans Receivable, Net	481,450,000	450,796,000
FHLB Stock	0	0
Financial Liabilities:
Checking, Savings, And Money Market Accounts	0	0
Certificate Accounts	0	0
Advances From FHLB	0	0
Other Borrowed Money	0	0
Subordinated Debt Obligations, Fair Value Disclosure	$ 0	0
Senior Convertible Debentures		$ 0